Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	2.45
Maximum Aggregate Offering Price	$ 8,575,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,184.21
Offering Note	a) Registrant is registering 3,500,000 shares under the Protalix BioTherapeutics, Inc. Amended and Restated 2006 Stock Incentive Plan (the "Plan"), pursuant to this Registration Statement on Form S-8 (this "Registration Statement"). b) This Registration Statement also registers additional securities to be offered or issued upon adjustments or changes made to registered securities by reason of any stock splits, stock dividends or similar transactions as permitted by Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended. c) Estimated in accordance with Rules 457(h) and Rule 457(c) solely for purposes of calculating the registration fee. The maximum price per Security and the maximum aggregate offering price are based on the average of the high and low sale price of the Registrant's common stock as reported on the NYSE American on August 7, 2026, which date is within five business days of the filing of this Registration Statement.